Financial instruments (Details 35) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Detailed Information About Changes In Net Debt [Line Items]
Net debt, beginning of year	$ (1,105,095,000)	$ (719,810,000)
Amounts from loans	(677,930,000)	(127,863,000)
Amounts from interests	81,656,000	81,484,000
Other cash income/expenses	1,630,815,000	(223,584,000)
Hedging and non- hedging instruments	(17,242,000)	23,079,000
Exchange rate differences	1,227,000	(47,752,000)
Others	(172,346,000)	(90,649,000)
Net debt, ending of year	(258,915,000)	(1,105,095,000)
Obligations with the public and bank loans [member]
Disclosure Of Detailed Information About Changes In Net Debt [Line Items]
Net debt, beginning of year	(1,922,864,000)	(1,753,028,000)
Amounts from loans	(685,130,000)	(136,692,000)
Amounts from interests	75,578,000	73,933,000
Other cash income/expenses	16,570,000	7,819,000
Hedging and non- hedging instruments	0	0
Exchange rate differences	44,473,000	(33,280,000)
Others	(84,138,000)	(81,616,000)
Net debt, ending of year	(2,555,511,000)	(1,922,864,000)
Current and non-current lease liabilities [member]
Disclosure Of Detailed Information About Changes In Net Debt [Line Items]
Net debt, beginning of year	(31,074,000)	(37,897,000)
Amounts from loans	7,960,000	8,015,000
Amounts from interests	1,587,000	1,133,000
Other cash income/expenses	0	0
Hedging and non- hedging instruments	0	0
Exchange rate differences	181,000	0
Others	(32,877,000)	(2,325,000)
Net debt, ending of year	(54,223,000)	(31,074,000)
Financial instruments derived from hedging [member]
Disclosure Of Detailed Information About Changes In Net Debt [Line Items]
Net debt, beginning of year	18,070,000	(23,655,000)
Amounts from loans	(760,000)	814,000
Amounts from interests	7,238,000	7,634
Other cash income/expenses	0	0
Hedging and non- hedging instruments	(45,017,000)	37,371,000
Exchange rate differences	0	0
Others	(61,128,000)	(4,094,000)
Net debt, ending of year	(81,597,000)	18,070,000
Current and non current financial liabilities [member]
Disclosure Of Detailed Information About Changes In Net Debt [Line Items]
Net debt, beginning of year	(1,935,868,000)	(1,814,580,000)
Amounts from loans	(677,930,000)	(127,863,000)
Amounts from interests	84,403,000	82,700,000
Other cash income/expenses	16,570,000	7,819,000
Hedging and non- hedging instruments	(45,017,000)	37,371,000
Exchange rate differences	44,654,000	(33,280,000)
Others	(178,143,000)	(88,035,000)
Net debt, ending of year	(2,691,331,000)	(1,935,868,000)
Cash and cash equivalents
Disclosure Of Detailed Information About Changes In Net Debt [Line Items]
Net debt, beginning of year	509,102,000	588,530,000
Amounts from loans	0	0
Amounts from interests	0	0
Other cash income/expenses	1,022,061,000	(78,988,000)
Hedging and non- hedging instruments	0	0
Exchange rate differences	(16,112,000)	(440,000)
Others	0	0
Net debt, ending of year	1,515,051,000	509,102,000
Deposits that do not qualify as cash and cash equivalents [member]
Disclosure Of Detailed Information About Changes In Net Debt [Line Items]
Net debt, beginning of year	345,459,000	485,689,000
Amounts from loans	0	0
Amounts from interests	(2,747,000)	0
Other cash income/expenses	585,106,000	(123,196,000)
Hedging and non- hedging instruments	0	0
Exchange rate differences	(27,315,000)	(14,032,000)
Others	4,667,000	(3,002,000)
Net debt, ending of year	905,170,000	345,459,000
Derivatives from hedge assets [member]
Disclosure Of Detailed Information About Changes In Net Debt [Line Items]
Net debt, beginning of year	(21,004,000)	21,188,000
Amounts from loans	0	0
Amounts from interests	0	(1,216,000)
Other cash income/expenses	9,405,000	(39,290,000)
Hedging and non- hedging instruments	23,082,000	(2,074,000)
Exchange rate differences	0	0
Others	1,130,000	388,000
Net debt, ending of year	12,613,000	(21,004,000)
Derivatives from other financial non-hedge assets [member]
Disclosure Of Detailed Information About Changes In Net Debt [Line Items]
Net debt, beginning of year	(2,784,000)	(637,000)
Amounts from loans	0	0
Amounts from interests	0	0
Other cash income/expenses	(2,327,000)	10,071.000
Hedging and non- hedging instruments	4,693,000	(12,218,000)
Exchange rate differences	0	0
Others	0	0
Net debt, ending of year	$ (418,000)	$ (2,784,000)